Additional disclosures (Tables)	6 Months Ended
Jun. 30, 2019
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Condensed Balance Sheet [Table Text Block]

UNAUDITED CONDENSED BALANCE SHEETS	June 30, 2019	December 31, 2018
(Parent company only)	(Millions of Euros)
Assets
Cash and due from banks	107,566	105,660
Of which:
To bank subsidiaries	15,732	16,339
Trading account assets	81,249	70,825
Investment securities	47,575	61,064
Of which:
To bank subsidiaries	8,744	11,084
To non-bank subsidiaries	4,306	4,581
Net Loans and leases	276,396	263,142
Of which:
To non-bank subsidiaries	29,637	26,505
Investment in affiliated companies	82,596	81,734
Of which:
To bank subsidiaries	63,480	69,118
To non-bank subsidiaries	19,116	12,616
Premises and equipment, net	6,389	2,410
Other assets	24,211	23,541
Total assets	625,982	608,376

Liabilities
Deposits	364,457	350,786
Of which:
To bank subsidiaries	18,668	18,526
To non-bank subsidiaries	16,790	13,655
Short-term debt	36,163	30,883
Long-term debt	68,083	75,600
Total debt	104,246	106,483
Of which:
To bank subsidiaries	501	2,874
To non-bank subsidiaries	2,740	998
Other liabilities	89,705	82,340
Total liabilities	558,408	539,609

Stockholders' equity
Capital stock	8,118	8,118
Retained earnings and other reserves	59,456	60,649
Total stockholders' equity	67,574	68,767

Total liabilities and Stockholders’ Equity	625,982	608,376

Condensed Income Statement [Table Text Block]

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	June 30, 2019	June 30, 2018
	(Millions of Euros)
Interest income
Interest from earning assets	4,148	2,836
Dividends from affiliated companies	1,735	1,447
Of which:
From bank subsidiaries	1,355	957
From non-bank subsidiaries	381	490
	5,883	4,283
Interest expense	(2,113)	(1,586)
Interest income / (Charges)	3,770	2,697
Provision for credit losses	(544)	(209)
Interest income / (Charges) after provision for credit losses	3,226	2,488
Non-interest income:	1,805	1,708
Non-interest expense:	(4,633)	(2,937)
Income before income taxes	398	1,259
Income tax expense	145	36
Net income	543	1,295

Condensed Statement of Comprehensive Income [Table Text Block]

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	June 30, 2019	June 30, 2018
	(Millions of Euros)

NET INCOME	543	1,295
OTHER COMPREHENSIVE INCOME	15	17
Items that may be reclassified subsequently to profit or loss	179	60
Available-for-sale financial assets:	464	59
Revaluation gains/(losses)	622	188
Amounts transferred to income statement	(158)	(129)
Other reclassifications	—	—
Cash flow hedges:	(207)	27
Revaluation gains/(losses)	(204)	34
Amounts transferred to income statement	(3)	(7)
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	—	—
Revaluation gains/(losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Exchange differences:	—	—
Non-current assets held for sale:	—	—
Income tax	(78)	(26)
Items that will not be reclassified to profit or loss:	(164)	(43)
Actuarial gains/(losses) on pension plans	(98)	81
Rest of valuation adjustments	(53)	(98)
Income tax	(13)	(27)
TOTAL COMPREHENSIVE INCOME	558	1,312

Condensed Cash Flow Statement [Table Text Block]

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	June 30, 2019	June 30, 2018
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	543	1,295
Adjustments to profit	1,237	442
Net increase/decrease in operating assets	(27,955)	(12,498)
Net increase/decrease in operating liabilities	16,568	17,519
Reimbursements/payments of income tax	882	555
Total net cash flows from operating activities (1)	(8,725)	7,313

2. Cash flows from investing activities
Investments (-)	(368)	(336)
Divestments (+)	1,042	586
Total net cash flows from investment activities (2)	674	250

3. Cash flows from financing activities
Issuance of own equity instruments	-	-
Disposal of own equity instruments	452	438
Acquisition of own equity instruments	(452)	(438)
Issuance of debt securities	1,056	2,750
Redemption of debt securities	(3,471)	(763)
Dividends paid	(2,111)	(1,936)
Issuance/Redemption of equity instruments	-	-
Other collections/payments related to financing activities	(219)	-
Total net cash flows from financing activities (3)	(4,745)	51

4. Effect of exchange rate changes on cash and cash equivalents (4)	38	148

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(12,758)	7,762
Cash and cash equivalents at beginning of period	51,931	33,734
Cash and cash equivalents at end of period	39,173	41,496

Schedule of preferred shares and securities

	June 30, 2019	December 31, 2018
	(Millions of Euros)
Preference shares	308	345
Preferred securities	7,988	9,717
Total at period-end	8,296	10,063

Schedule of preferred shares and securities by issuer

	Outstanding at June 30, 2019
		Amount in
Preference Shares		currency	Interest rate		Redemption
Issuer/Date of issue	Currency	(million)			Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%		No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%		No option
Santander UK plc, May 2006	Pounds Sterling	13.8	6.222%	(B)	May 24, 2019
Santander Bank, National Association, August 2000	US Dollar	153.0	12.00%		May 16, 2020

	Outstanding at June 30, 2019
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Español de Crédito, October 2004	Euro	36.5	€CMS 10 + 0.125%		Perpetuity
Banco Español de Crédito, November 2004 (A)	Euro	106.5	5.50%		Perpetuity
Banco Santander, S.A., March 2014	Euro	1,500.0	6.25%	(C)	Perpetuity
Banco Santander, S.A., September 2014	Euro	1,500.0	6.25%	(D)	Perpetuity
Banco Santander, S.A., April 2017	Euro	750.0	6.75%	(E)	Perpetuity
Banco Santander, S.A., September 2017	Euro	1,000.0	5.25%	(F)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.75%	(G)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.50%	(H)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), October 2004	Euro	155.0	5.75%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2007 (H)	US Dollar	210.4	US3M + 0.52%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007	Pounds Sterling	4.9	7.01%		Perpetuity

Banco Popular
Pastor FRN, June 2004	Euro	11.7	2.07%		Perpetuity

A.	From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.

Fixed/Floating Rate Non-Cumulative Callable Preference Shares. Dividends will accrue on a principal amount equal to £1,000 per Preference Share at a rate of 6.222 per cent per annum in respect of the period from (and including) May 24, 2006 (the Issue Date) to (but excluding) May 24, 2019 (the First Call Date) and thereafter at a rate reset quarterly equal to 1.13 per cent per annum above the London interbank offered rate for three-month sterling deposits. From (and including) the Issue Date to (but excluding) the First Call Date, dividends, if declared, will be paid annually in arrears on May 24, in each year. Subject as provided herein, the first such dividend payment date will be May 24, 2007 and the last such dividend payment date will be the First Call Date. From (and including) the First Call Date, dividends, if declared, will be paid quarterly in arrears on May 24, August 24, November 24 and February 24, in each year. Subject as provided herein, the first such dividend payment date will be August 24, 2019.

C.

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 541 basis points on the five-year Mid-Swap Rate.

D.

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 564 basis points on the five-year Mid-Swap Rate.

E.

Payment is subject to certain conditions and to the discretion of the Bank. The 6.75% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 680.3 basis points on the five-year Mid-Swap Rate.

F.

Payment is subject to certain conditions and to the discretion of the Bank. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the five-year Mid-Swap Rate.

G.

Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed every 5 years applying a margin of 409.7 basis points on the five-year Mid-Swap Rate.

H.

Payment is subject to certain conditions and to the discretion of the Bank. The 7.50% interest rate is set for the first five years. After that, it will be reviewed every 5 years by applying a margin of 498.9 basis points on the five-year Mid-Swap Rate.

I.	Listed in the US.